Geographical Information	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Geographical Information

12.	Geographical Information

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company's customers (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Canada	$14,065	$10,499	$26,211	$20,381
United States	7,636	5,829	15,594	11,059
Others	119	84	332	698
Total	$21,820	$16,412	$42,137	$32,138